Additional disclosures in respect of guaranteed securities - Narrative (Details) £ in Millions, $ in Millions		12 Months Ended
	Oct. 29, 2007	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 GBP (£)
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares		£ 5		£ 16
National Grid plc and Niagara Mohawk Power Corporation combined
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares		£ 19	$ 23
National Grid Gas plc
Disclosure of detailed information about borrowings [line items]
Preferred shares issuance rate	3.60%
British Transco Finance Inc.
Disclosure of detailed information about borrowings [line items]
Preferred shares issuance rate	3.90%